Commitments and Contingencies (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Future Minimum Contracted Lease Payments [Abstract]
2026	$ 11,644,597
Total	11,644,597
Payment commitments for use of land	2,600,000
Various Circumstances Involving Uncertainty [Member]
Continengies [Abstract]
Provision recognized for possible losses	3,800,000
Potential Prospectus Errors for Closed-end Funds [Member]
Continengies [Abstract]
Provision recognized for possible losses	1,200,000
Contingent Liabilities for Potential Prospectus Errors for Closed-end Funds [Member]
Continengies [Abstract]
Provision recognized for possible losses	$ 2,700,000